COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies [Abstract]
Disclosure of commitments and contingencies [Table Text Block]
2022	4,146
2023	3,291
2024	3,291
2025	3,291
2026	823
2027 and thereafter	-
Total commitments	14,842